Pioneer Balanced ESG Fund
Schedule of Investments  |  April 30, 2022

A: AOBLX	C: PCBCX	K: PCBKX	R: CBPRX	Y: AYBLX

Schedule of Investments  |  4/30/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 106.0%
	Senior Secured Floating Rate Loan Interests — 0.2% of Net Assets*(a)
	Chemicals-Diversified — 0.0%†
40,000	LSF11 A5 HoldCo LLC, Term Loan, 4.315% (SOFR + 350 bps), 10/15/28	$ 39,410
	Total Chemicals-Diversified	$39,410
	Finance-Leasing Company — 0.0%†
72,790	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	$ 71,442
	Total Finance-Leasing Company	$71,442
	Insurance Brokers — 0.0%†
95,980	USI, Inc. (fka Compass Investors Inc.), 2017 New Term Loan, 4.006% (LIBOR + 300 bps), 5/16/24	$ 95,248
	Total Insurance Brokers	$95,248
	Medical-Wholesale Drug Distribution — 0.0%†
65,000	Owens & Minor, Inc., Term B-1 Facility, 4.45% (Term SOFR + 375 bps), 3/29/29	$ 65,284
	Total Medical-Wholesale Drug Distribution	$65,284
	Metal Processors & Fabrication — 0.0%†
99,500	Grinding Media Inc. (Molycop Ltd.), First Lien Initial Term Loan, 4.796% (LIBOR + 400 bps), 10/12/28	$ 97,634
	Total Metal Processors & Fabrication	$97,634
	Paper & Related Products — 0.0%†
109,175	Schweitzer-Mauduit International, Inc., Term B Loan, 4.563% (LIBOR + 400 bps), 4/20/28	$ 107,947
	Total Paper & Related Products	$107,947
	REITS-Storage — 0.1%
168,000	Iron Mountain Information Management LLC, Incremental Term B Loan , 2.514% (LIBOR + 175 bps), 1/2/26	$ 167,160
	Total REITS-Storage	$167,160
1Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Transport-Equipment & Leasing — 0.1%
129,600	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 4.666% (LIBOR + 375 bps), 9/11/23	$ 127,170
	Total Transport-Equipment & Leasing	$127,170
	Total Senior Secured Floating Rate Loan Interests (Cost $777,198)	$771,295

Shares
	Common Stocks — 60.8% of Net Assets
	Air Freight & Logistics — 0.5%
9,718	FedEx Corp.	$ 1,931,355
	Total Air Freight & Logistics	$1,931,355
	Automobiles — 0.4%
62,399	Honda Motor Co., Ltd. (A.D.R.)	$ 1,637,974
	Total Automobiles	$1,637,974
	Banks — 4.1%
179,558	Bank of America Corp.	$ 6,406,630
48,963	PNC Financial Services Group, Inc.	8,132,754
29,186	Popular, Inc.	2,276,216
	Total Banks	$16,815,600
	Beverages — 1.7%
53,229	Britvic Plc	$ 573,614
36,697	PepsiCo., Inc.	6,301,242
	Total Beverages	$6,874,856
	Biotechnology — 2.5%
62,740	AbbVie, Inc.	$ 9,215,251
8,681(b)	Alnylam Pharmaceuticals, Inc.	1,158,306
	Total Biotechnology	$10,373,557
	Capital Markets — 1.5%
27,964	CME Group, Inc.	$ 6,133,624
	Total Capital Markets	$6,133,624
	Chemicals — 0.9%
20,151	International Flavors & Fragrances, Inc.	$ 2,444,316
22,700	Mosaic Co.	1,416,934
	Total Chemicals	$3,861,250
Pioneer Balanced ESG Fund |  | 4/30/222

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Shares		Value
	Communications Equipment — 2.7%
136,225	Cisco Systems, Inc.	$ 6,672,300
20,820	Motorola Solutions, Inc.	4,449,026
	Total Communications Equipment	$11,121,326
	Electrical Equipment — 0.7%
20,666	Eaton Corp. Plc	$ 2,996,983
	Total Electrical Equipment	$2,996,983
	Electronic Equipment, Instruments & Components — 1.3%
85,238	National Instruments Corp.	$ 3,080,501
17,397	TE Connectivity, Ltd.	2,170,798
	Total Electronic Equipment, Instruments & Components	$5,251,299
	Energy Equipment & Services — 0.3%
45,581	Baker Hughes Co.	$ 1,413,923
	Total Energy Equipment & Services	$1,413,923
	Entertainment — 1.1%
10,084(b)	Walt Disney Co.	$ 1,125,677
178,407(b)	Warner Bros Discovery, Inc.	3,238,087
	Total Entertainment	$4,363,764
	Equity Real Estate Investment Trusts (REITs) — 1.6%
14,376	Crown Castle International Corp.	$ 2,662,579
143,605	Outfront Media, Inc.	3,676,288
	Total Equity Real Estate Investment Trusts (REITs)	$6,338,867
	Food & Staples Retailing — 0.8%
75,500	Seven & i Holdings Co., Ltd.	$ 3,326,596
	Total Food & Staples Retailing	$3,326,596
	Food Products — 0.9%
54,064	Lamb Weston Holdings, Inc.	$ 3,573,630
	Total Food Products	$3,573,630
	Health Care Providers & Services — 3.0%
16,799	Anthem, Inc.	$ 8,431,922
40,361	CVS Health Corp.	3,879,903
	Total Health Care Providers & Services	$12,311,825
	Hotels, Restaurants & Leisure — 1.2%
63,434(b)	Cedar Fair LP	$ 3,389,913
17,989	Wyndham Hotels & Resorts, Inc.	1,582,312
	Total Hotels, Restaurants & Leisure	$4,972,225
3Pioneer Balanced ESG Fund |  | 4/30/22

Shares		Value
	Insurance — 1.3%
14,383	Chubb, Ltd.	$ 2,969,370
49,889	Sun Life Financial, Inc.	2,481,978
	Total Insurance	$5,451,348
	Interactive Media & Services — 4.1%
7,390(b)	Alphabet, Inc., Class A	$ 16,865,384
	Total Interactive Media & Services	$16,865,384
	Internet & Direct Marketing Retail — 2.3%
3,819(b)	Amazon.com, Inc.	$ 9,492,621
	Total Internet & Direct Marketing Retail	$9,492,621
	IT Services — 3.2%
17,050	Automatic Data Processing, Inc.	$ 3,719,969
43,367	Visa, Inc., Class A	9,242,809
	Total IT Services	$12,962,778
	Machinery — 1.9%
10,464	Caterpillar, Inc.	$ 2,203,091
10,944	Deere & Co.	4,131,907
24,267	Timken Co.	1,398,750
	Total Machinery	$7,733,748
	Metals & Mining — 1.0%
31,172	Alcoa Corp.	$ 2,113,462
9,553	Reliance Steel & Aluminum Co.	1,893,882
	Total Metals & Mining	$4,007,344
	Oil, Gas & Consumable Fuels — 4.0%
28,308	Phillips 66	$ 2,456,002
16,102	Pioneer Natural Resources Co.	3,743,232
57,865	Shell Plc (A.D.R.)	3,091,727
61,178	Targa Resources Corp.	4,491,077
24,553	Valero Energy Corp.	2,737,168
	Total Oil, Gas & Consumable Fuels	$16,519,206
	Personal Products — 0.7%
10,329	Estee Lauder Cos., Inc., Class A	$ 2,727,476
	Total Personal Products	$2,727,476
	Pharmaceuticals — 4.5%
68,596	AstraZeneca Plc (A.D.R.)	$ 4,554,775
12,670	Eli Lilly & Co.	3,701,287
16,516	Merck KGaA	3,083,098
Pioneer Balanced ESG Fund |  | 4/30/224

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Shares		Value
	Pharmaceuticals — (continued)
22,028	Novo Nordisk AS (A.D.R.)	$ 2,511,192
93,714	Pfizer, Inc.	4,598,546
	Total Pharmaceuticals	$18,448,898
	Professional Services — 0.6%
25,908	Robert Half International, Inc.	$ 2,547,016
	Total Professional Services	$2,547,016
	Semiconductors & Semiconductor Equipment — 3.3%
37,811(b)	Advanced Micro Devices, Inc.	$ 3,233,597
12,204	Analog Devices, Inc.	1,884,054
6,815	Lam Research Corp.	3,174,154
37,875	Micron Technology, Inc.	2,582,696
19,060	QUALCOMM, Inc.	2,662,491
	Total Semiconductors & Semiconductor Equipment	$13,536,992
	Software — 4.0%
48,131	Microsoft Corp.	$ 13,357,315
17,170(b)	Salesforce, Inc.	3,020,890
	Total Software	$16,378,205
	Specialty Retail — 1.8%
15,070	Home Depot, Inc.	$ 4,527,028
49,224	TJX Cos., Inc.	3,016,447
	Total Specialty Retail	$7,543,475
	Technology Hardware, Storage & Peripherals — 0.9%
237,443	Hewlett Packard Enterprise Co.	$ 3,658,997
	Total Technology Hardware, Storage & Peripherals	$3,658,997
	Textiles, Apparel & Luxury Goods — 0.7%
73,012	Levi Strauss & Co., Class A	$ 1,322,247
26,395	VF Corp.	1,372,540
	Total Textiles, Apparel & Luxury Goods	$2,694,787
	Trading Companies & Distributors — 1.3%
44,163(b)	AerCap Holdings NV	$ 2,062,854
27,371	Ferguson Plc	3,413,437
	Total Trading Companies & Distributors	$5,476,291
	Total Common Stocks (Cost $193,270,129)	$249,343,220

5Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — 2.5% of Net Assets
123,306	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	$ 115,486
100,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	100,271
300,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	300,558
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 2.404% (1 Month USD LIBOR + 185 bps), 8/15/34 (144A)	296,074
750,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 3.454% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	740,474
365,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 2.567% (SOFR30A + 230 bps), 1/15/37 (144A)	363,413
250,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 4.844% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	246,835
250,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 8.064% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	244,079
233,367	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	207,562
160,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 2.567% (SOFR30A + 230 bps), 2/15/37 (144A)	159,285
209,111	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	206,517
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 4.046% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	246,954
156,148(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	149,228
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	188,462
170,648	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	154,024
500,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	474,599
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	92,572
195,500	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	183,394
30,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	29,869
Pioneer Balanced ESG Fund |  | 4/30/226

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
400,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	$ 388,097
250,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 5.413% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	247,065
65,828	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	61,493
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 2.354% (1 Month USD LIBOR + 180 bps), 9/17/36 (144A)	123,414
199,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	177,677
127,425	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	115,268
168,137	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	147,846
100,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	96,823
500,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 3.104% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	478,750
43,876	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	40,963
116,695	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	108,264
150,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	134,717
137,110	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	137,175
100,000	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	99,178
250,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	247,122
100,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	93,612
200,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	193,809
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 2.38% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	244,961
210,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	205,492
250,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	234,774
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	92,693
7Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
250,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30 (144A)	$ 230,190
250,000(a)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class ER, 8.199% (3 Month Term SOFR + 725 bps), 4/25/33 (144A)	244,736
112,182	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	107,001
325,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 2.217% (SOFR30A + 195 bps), 11/15/38 (144A)	323,579
100,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	97,352
169,407	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	161,887
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	103,344
250,000	United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88%, 2/10/25 (144A)	250,620
221,117	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	217,652
124,608	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	126,756
376,070	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	362,855
	Total Asset Backed Securities (Cost $10,770,931)	$10,394,821

	Collateralized Mortgage Obligations—5.2% of Net Assets
110,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.50%, 11/25/48 (144A)	$ 108,061
719,640(c)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A2, 2.50%, 6/25/51 (144A)	635,240
499,147(c)	Bayview MSR Opportunity Master Fund Trust, Series 2022-5, Class B2, 3.476%, 2/25/52 (144A)	428,854
68,027(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 2.518% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	67,835
70,660(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 2.418% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	70,674
150,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 4.368% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	152,144
150,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 5.518% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	154,204
118,720(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 4.268% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	118,845
Pioneer Balanced ESG Fund |  | 4/30/228

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
300,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 3.439% (SOFR30A + 315 bps), 9/25/31 (144A)	$ 285,382
150,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 3.989% (SOFR30A + 370 bps), 1/26/32 (144A)	145,540
425,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	393,848
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	97,672
100,000(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	93,291
150,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	130,416
450,000(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	426,491
200,000(c)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	189,516
500,000(c)	CIM Trust, Series 2019-R5, Class M3, 3.50%, 9/25/59 (144A)	475,270
340,974(c)	CIM Trust, Series 2021-J2, Class B1, 2.675%, 4/25/51 (144A)	310,492
500,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	462,434
689,058(c)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.988%, 5/25/51 (144A)	602,478
15,690(a)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.768% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	15,690
31,818(a)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.768% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	31,818
23,036(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 2.718% (1 Month USD LIBOR + 205 bps), 1/25/40 (144A)	23,043
59,347(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.668% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)	59,286
360,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 3.289% (SOFR30A + 300 bps), 1/25/42 (144A)	354,761
82,591(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 2.368% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	82,433
210,548(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 2.468% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	209,235
9Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
114,934(a)	Eagle Re, Ltd., Series 2020-2, Class M2, 6.268% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	$ 115,189
150,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 3.739% (SOFR30A + 345 bps), 4/25/34 (144A)	142,704
33,326(a)	Federal Home Loan Mortgage Corp. REMICS, Series 1671, Class S, 1.204% (1 Month USD LIBOR + 65 bps), 2/15/24	33,239
414,509	Federal Home Loan Mortgage Corp. REMICS, Series 3816, Class HA, 3.50%, 11/15/25	418,536
16,469(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 0.954% (1 Month USD LIBOR + 40 bps), 5/15/41	16,467
125,949(a)(d)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 5.996% (1 Month USD LIBOR + 655 bps), 8/15/42	20,573
103,034(d)	Federal Home Loan Mortgage Corp. REMICS, Series 4999, Class QI, 4.00%, 5/25/50	20,134
204,740(d)	Federal Home Loan Mortgage Corp. REMICS, Series 5018, Class EI, 4.00%, 10/25/50	40,490
135,379(d)	Federal Home Loan Mortgage Corp. REMICS, Series 5067, Class GI, 4.00%, 12/25/50	27,376
17,786(a)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 0.988% (1 Month USD LIBOR + 32 bps), 11/25/36	17,732
24,192(a)	Federal National Mortgage Association REMICS, Series 2006-23, Class FP, 0.968% (1 Month USD LIBOR + 30 bps), 4/25/36	24,079
9,355(a)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 1.218% (1 Month USD LIBOR + 55 bps), 9/25/37	9,424
59,296(a)	Federal National Mortgage Association REMICS, Series 2011-63, Class FG, 1.118% (1 Month USD LIBOR + 45 bps), 7/25/41	59,443
89,022(d)	Federal National Mortgage Association REMICS, Series 2020-83, Class EI, 4.00%, 11/25/50	17,836
178,168(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.768% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	185,384
190,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.668% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	199,980
Pioneer Balanced ESG Fund |  | 4/30/2210

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,505(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 4.418% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	$ 6,531
105,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 5.089% (SOFR30A + 480 bps), 10/25/50 (144A)	109,277
87,448(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class M2, 3.089% (SOFR30A + 280 bps), 10/25/50 (144A)	88,101
80,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.939% (SOFR30A + 565 bps), 12/25/50 (144A)	75,654
60,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.918% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	61,437
40,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.939% (SOFR30A + 265 bps), 1/25/51 (144A)	36,002
195,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 5.039% (SOFR30A + 475 bps), 1/25/51 (144A)	173,572
35,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B1, 3.339% (SOFR30A + 305 bps), 1/25/34 (144A)	33,072
120,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.289% (SOFR30A + 500 bps), 8/25/33 (144A)	104,838
485,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA3, Class B1, 3.639% (SOFR30A + 335 bps), 9/25/41 (144A)	438,511
200,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA4, Class B1, 4.039% (SOFR30A + 375 bps), 12/25/41 (144A)	181,504
190,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA1, Class B1, 3.689% (SOFR30A + 340 bps), 1/25/42 (144A)	173,057
160,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA3, Class M1B, 3.151% (SOFR30A + 290 bps), 4/25/42 (144A)	160,101
160,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-HQA1, Class M1B, 3.789% (SOFR30A + 350 bps), 3/25/42 (144A)	163,399
11Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
24,969(a)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M1, 1.418% (1 Month USD LIBOR + 75 bps), 10/25/48 (144A)	$ 24,944
110,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.689% (SOFR30A + 740 bps), 11/25/50 (144A)	117,336
75,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B2, 6.289% (SOFR30A + 600 bps), 8/25/33 (144A)	71,320
120,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, 3.939% (SOFR30A + 365 bps), 11/25/41 (144A)	111,879
520,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M2, 4.039% (SOFR30A + 375 bps), 2/25/42 (144A)	512,213
373,386(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	64,779
308,328(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 2.756% (1 Month USD LIBOR + 335 bps), 1/20/50	15,672
160,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	129,713
305,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A34, 2.50%, 9/25/52 (144A)	260,382
80,359(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	78,583
347,192(c)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.393%, 4/25/52 (144A)	293,753
321,536(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	280,008
44,390(a)	Home Re Ltd., Series 2018-1, Class M1, 2.268% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	44,314
68,968(a)	Home Re Ltd., Series 2019-1, Class M1, 2.318% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,932
150,000(a)	Home Re Ltd., Series 2020-1, Class M1C, 4.818% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	151,153
150,000(a)	Home Re Ltd., Series 2020-1, Class M2, 5.918% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	153,230
200,000(a)	Home Re Ltd., Series 2021-1, Class M2, 3.518% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	184,208
100,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	98,066
Pioneer Balanced ESG Fund |  | 4/30/2212

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	$ 85,312
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	86,116
400,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	388,000
128,654(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.148%, 4/25/52 (144A)	109,901
358,768(c)	JP Morgan Mortgage Trust, Series 2021-7, Class A3, 2.50%, 11/25/51 (144A)	317,103
293,711(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.805%, 11/25/51 (144A)	240,741
293,552(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.992%, 10/25/51 (144A)	249,891
138,324(c)	JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.50%, 4/25/52 (144A)	120,804
234,581(c)	JP Morgan Mortgage Trust, Series 2022-3, Class B2, 3.122%, 8/25/52 (144A)	193,979
210,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	171,688
400,000(c)	JP Morgan Mortgage Trust, Series 2022-5, Class A9A, 2.50%, 9/25/52 (144A)	340,063
298,453(c)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B2, 3.302%, 3/25/52 (144A)	257,248
250,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.529%, 7/25/52 (144A)	211,937
370,348(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	321,451
487,089(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B1, 2.645%, 4/25/51 (144A)	398,326
74,522(c)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	72,520
600,000(c)	MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/60 (144A)	532,513
512,649(c)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.50%, 4/25/66 (144A)	504,792
300,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	276,826
44,733(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	44,193
87,893(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 4.268% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	87,949
13Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
150,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.918% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	$ 154,325
584,879(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.48%, 4/25/51 (144A)	472,049
273,074(c)	Provident Funding Mortgage Trust, Series 2021-1, Class A5, 2.50%, 4/25/51 (144A)	237,682
5,888(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 2.068% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	5,889
191,559(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.618% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	191,558
360,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 2.418% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	343,325
347,114(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	302,633
394,793(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.013%, 9/25/51 (144A)	340,041
385,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	317,501
100,000(c)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M3, 4.50%, 4/25/32 (144A)	92,035
50,956(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	49,548
391,841(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	355,120
584,316(c)	Sequoia Mortgage Trust, Series 2021-4, Class A1, 2.50%, 6/25/51 (144A)	514,093
80,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 3.068% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	79,701
120,307(a)	Traingle Re, Ltd., Series 2020-1, Class M1C, 5.168% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	120,282
350,000(a)	Traingle Re, Ltd., Series 2021-1, Class M1C, 4.068% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	350,200
113,263(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	110,230
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	82,636
335,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	265,194
	Total Collateralized Mortgage Obligations (Cost $22,700,294)	$21,334,475

Pioneer Balanced ESG Fund |  | 4/30/2214

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—2.9% of Net Assets
200,000(a)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 1.604% (1 Month USD LIBOR + 105 bps), 9/15/32 (144A)	$ 197,552
500,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	487,727
250,000(a)	Beast Mortgage Trust, Series 2021-1818, Class A, 1.604% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	244,831
300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	297,087
200,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.833%, 4/15/55	193,400
425,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.954% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	408,941
243,416	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	239,526
198,551(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 2.604% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	192,812
248,189(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.904% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	238,226
500,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	504,333
300,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/53	275,081
196,598(a)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.654% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	194,571
334,196	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	329,124
1,397	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	1,368
400,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.704% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	392,211
250,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174%, 11/15/48	249,578
21,858(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 2.289% (SOFR30A + 200 bps), 1/25/51 (144A)	21,226
550,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 4.289% (SOFR30A + 400 bps), 11/25/51 (144A)	523,362
15Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
300,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2, 3.136%, 10/25/24	$ 300,044
100,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.202%, 7/25/27 (144A)	97,026
109,745(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 2.752% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	108,067
337,379(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 2.852% (1 Month USD LIBOR + 240 bps), 7/25/29 (144A)	329,634
250,000(c)	FREMF Trust, Series 2018-KW04, Class B, 4.046%, 9/25/28 (144A)	232,695
888,517(c)	Government National Mortgage Association, Series 2017-21, Class IO, 0.652%, 10/16/58	36,716
300,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 2.654% (1 Month USD LIBOR + 210 bps), 10/15/36 (144A)	288,062
290,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	287,435
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	192,223
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	376,795
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	252,534
2,450,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.179%, 6/15/51	17,405
250,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	235,535
600,000(a)	Med Trust, Series 2021-MDLN, Class E, 3.705% (1 Month USD LIBOR + 315 bps), 11/15/38 (144A)	584,979
500,000(a)	Med Trust, Series 2021-MDLN, Class F, 4.555% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	486,231
300,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	297,644
67,817(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7, 2.368% (1 Month USD LIBOR + 170 bps), 10/15/49 (144A)	66,535
50,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	46,622
Pioneer Balanced ESG Fund |  | 4/30/2216

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
500,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 3.618% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	$ 487,218
200,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class D, 3.988% (SOFR30A + 370 bps), 1/25/37 (144A)	199,764
475,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	391,691
250,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	217,284
398,982(a)	TTAN, Series 2021-MHC, Class B, 1.655% (1 Month USD LIBOR + 110 bps), 3/15/38 (144A)	389,201
250,000(c)	UBS Commercial Mortgage Trust, Series 2018-C9, Class C, 5.042%, 3/15/51	240,609
400,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	399,694
250,000(c)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (144A)	222,309
	Total Commercial Mortgage-Backed Securities (Cost $12,539,083)	$11,774,908

	Corporate Bonds — 10.7% of Net Assets
	Advertising — 0.1%
226,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$ 230,859
257,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	226,918
	Total Advertising	$457,777
	Aerospace & Defense — 0.2%
355,000	Raytheon Technologies Corp., 3.20%, 3/15/24	$ 355,776
310,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	276,938
	Total Aerospace & Defense	$632,714
	Airlines — 0.2%
25,000	Air Canada, 3.875%, 8/15/26 (144A)	$ 23,117
130,507	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	123,453
265,608	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.80%, 8/15/27 (144A)	265,221
40,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	36,122
134,739	British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	123,150
17Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Airlines — (continued)
106,802	British Airways 2019-1 Class AA Pass Through Trust, 3.30%, 12/15/32 (144A)	$ 98,306
33,896	British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	32,845
44,890	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	48,769
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	59,517
103,355	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	93,025
39,252	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	37,976
61,420	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	59,379
	Total Airlines	$1,000,880
	Auto Manufacturers — 0.4%
180,000	BMW US Capital LLC, 3.70%, 4/1/32 (144A)	$ 173,687
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	166,250
300,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	303,372
410,000(a)	General Motors Financial Co., Inc., 1.186% (SOFR + 76 bps), 3/8/24	407,125
165,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	139,334
610,000(a)	Toyota Motor Credit Corp., 0.933% (SOFR + 32 bps), 4/6/23	608,957
	Total Auto Manufacturers	$1,798,725
	Auto Parts & Equipment — 0.0%†
80,000	Dana, Inc., 4.25%, 9/1/30	$ 68,576
	Total Auto Parts & Equipment	$68,576
	Banks — 2.5%
400,000(c)	ABN AMRO Bank NV, 2.47% (1 Year CMT Index + 110 bps), 12/13/29 (144A)	$ 352,108
200,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	200,938
200,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	198,229
200,000	Banco do Brasil SA, 3.25%, 9/30/26 (144A)	186,002
200,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	191,600
200,000(c)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	176,074
600,000(c)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	503,978
Pioneer Balanced ESG Fund |  | 4/30/2218

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
335,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	$ 283,365
217,000(c)	Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51	195,916
565,000(c)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	536,415
225,000(c)	BNP Paribas SA, 2.159% (SOFR + 122 bps), 9/15/29 (144A)	192,253
350,000(c)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	293,711
250,000(c)	BPCE SA, 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	217,608
220,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	184,193
465,000(c)(e)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	463,930
210,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	177,365
195,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	191,943
140,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	136,923
305,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	262,642
335,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	279,285
200,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	191,369
585,000(c)(e)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	460,688
275,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	233,121
90,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	90,609
300,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	251,917
175,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	145,638
200,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	168,293
290,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	290,328
585,000(c)(e)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	478,237
195,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	176,729
200,000(c)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	154,349
200,000(c)(e)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	175,600
19Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Banks — (continued)
530,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	$ 457,466
225,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	205,265
250,000	Truist Bank, 2.25%, 3/11/30	216,277
385,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	323,626
350,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	319,177
230,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	207,730
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	202,208
530,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	446,183
	Total Banks	$10,419,288
	Biotechnology — 0.1%
55,000	Amgen, Inc., 4.20%, 2/22/52	$ 49,537
135,000	Amgen, Inc., 4.40%, 2/22/62	121,547
170,000	CSL Finance Plc, 4.25%, 4/27/32 (144A)	168,738
200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	182,500
	Total Biotechnology	$522,322
	Building Materials — 0.1%
116,000	Carrier Global Corp., 2.70%, 2/15/31	$ 101,085
140,000	Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	119,459
20,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	17,300
150,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	125,078
10,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	9,375
	Total Building Materials	$372,297
	Chemicals — 0.1%
55,000	Ingevity Corp., 3.875%, 11/1/28 (144A)	$ 49,225
71,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	67,627
150,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	134,250
	Total Chemicals	$251,102
	Commercial Services — 0.1%
35,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 33,775
90,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	79,743
Pioneer Balanced ESG Fund |  | 4/30/2220

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
110,000	Element Fleet Management Corp., 1.60%, 4/6/24 (144A)	$ 105,674
195,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	176,962
50,000	HealthEquity, Inc., 4.50%, 10/1/29 (144A)	45,688
115,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	103,080
	Total Commercial Services	$544,922
	Cosmetics/Personal Care — 0.0%†
75,000	Edgewell Personal Care Co., 5.50%, 6/1/28 (144A)	$ 72,563
	Total Cosmetics/Personal Care	$72,563
	Diversified Financial Services — 0.6%
205,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 170,639
595,000	Air Lease Corp., 2.875%, 1/15/32	491,231
18,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	17,641
200,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	173,850
206,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	208,534
300,000	Capital One Financial Corp., 3.75%, 4/24/24	300,495
110,000	Capital One Financial Corp., 4.25%, 4/30/25	110,266
445,000	Nomura Holdings, Inc., 2.999%, 1/22/32	385,188
120,000	OneMain Finance Corp., 3.50%, 1/15/27	105,422
305,000	OneMain Finance Corp., 4.00%, 9/15/30	249,694
143,000	Raymond James Financial, Inc., 3.75%, 4/1/51	125,845
163,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	135,290
	Total Diversified Financial Services	$2,474,095
	Electric — 0.7%
190,000	AES Corp., 2.45%, 1/15/31	$ 157,530
60,000	AES Corp., 3.95%, 7/15/30 (144A)	56,310
195,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	178,328
125,000	American Electric Power Co., Inc., 4.30%, 12/1/28	124,794
529,000	Calpine Corp., 3.75%, 3/1/31 (144A)	445,682
30,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	25,425
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	211,837
76,000(f)	Dominion Energy, Inc., 3.071%, 8/15/24	75,026
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	228,417
230,000	Edison International, 2.95%, 3/15/23	229,228
21Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Electric — (continued)
200,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	$ 211,500
121,000	New York State Electric & Gas Corp., 3.30%, 9/15/49 (144A)	97,695
25,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28 (144A)	23,375
205,000	Puget Energy, Inc., 2.379%, 6/15/28	182,524
145,000	Puget Energy, Inc., 4.10%, 6/15/30	138,878
120,000	Puget Energy, Inc., 4.224%, 3/15/32	114,204
200,000	Virginia Electric and Power Co., 4.45%, 2/15/44	196,682
155,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	140,659
	Total Electric	$2,838,094
	Electrical Components & Equipments — 0.0%†
65,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 62,400
	Total Electrical Components & Equipments	$62,400
	Electronics — 0.0%†
55,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 48,675
	Total Electronics	$48,675
	Energy-Alternate Sources — 0.0%†
40,395	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 42,680
	Total Energy-Alternate Sources	$42,680
	Engineering & Construction — 0.1%
175,000	Dycom Industries, Inc., 4.50%, 4/15/29 (144A)	$ 159,687
95,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	81,848
	Total Engineering & Construction	$241,535
	Food — 0.2%
110,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29 (144A)	$ 98,039
95,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	79,170
200,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	166,000
215,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	176,816
155,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	134,497
4,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	4,017
	Total Food	$658,539
	Gas — 0.1%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 306,484
	Total Gas	$306,484
Pioneer Balanced ESG Fund |  | 4/30/2222

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Hand/Machine Tools — 0.0%†
96,000	Kennametal, Inc., 2.80%, 3/1/31	$ 83,314
	Total Hand/Machine Tools	$83,314
	Healthcare-Products — 0.1%
48,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 48,464
244,000	Smith & Nephew Plc, 2.032%, 10/14/30	196,446
	Total Healthcare-Products	$244,910
	Healthcare-Services — 0.1%
135,000	Anthem, Inc., 4.55%, 5/15/52	$ 132,087
400,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	327,189
60,000	ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29 (144A)	52,500
	Total Healthcare-Services	$511,776
	Insurance — 1.0%
50,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 43,300
250,000	AXA SA, 8.60%, 12/15/30	314,672
435,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	386,625
50,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	52,691
225,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	220,702
875,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	1,116,820
250,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44 (144A)	253,024
402,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	357,486
270,000(c)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	232,200
200,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	172,130
132,000	Primerica, Inc., 2.80%, 11/19/31	115,521
305,000	Prudential Financial, Inc., 3.00%, 3/10/40	252,611
163,000	Prudential Financial, Inc., 3.878%, 3/27/28	163,460
110,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	104,086
110,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44 (144A)	111,260
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	24,363
40,000	Willis North America, Inc., 2.95%, 9/15/29	35,747
	Total Insurance	$3,956,698
23Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Iron & Steel — 0.0%†
90,000	Commercial Metals Co., 4.375%, 3/15/32	$ 80,325
35,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	34,869
35,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	34,737
	Total Iron & Steel	$149,931
	Machinery-Diversified — 0.2%
500,000	CNH Industrial Capital LLC, 1.875%, 1/15/26	$ 465,161
180,000	CNH Industrial Capital LLC, 1.95%, 7/2/23	177,238
	Total Machinery-Diversified	$642,399
	Media — 0.1%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 102,228
215,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	196,151
200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	153,000
	Total Media	$451,379
	Mining — 0.3%
200,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 177,676
200,000	Anglo American Capital Plc, 4.75%, 3/16/52 (144A)	183,266
290,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	259,419
250,000	Corp. Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	260,632
199,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	176,099
60,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	59,464
55,000	Novelis Corp., 3.875%, 8/15/31 (144A)	47,163
	Total Mining	$1,163,719
	Miscellaneous Manufacturing — 0.0%†
38,000	Hillenbrand, Inc., 3.75%, 3/1/31	$ 33,535
	Total Miscellaneous Manufacturing	$33,535
	Multi-National — 0.1%
370,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 366,026
	Total Multi-National	$366,026
	Oil & Gas — 0.4%
283,000	Cenovus Energy, Inc., 6.75%, 11/15/39	$ 321,713
600,000	Lundin Energy Finance BV, 3.10%, 7/15/31 (144A)	523,788
95,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	96,473
Pioneer Balanced ESG Fund |  | 4/30/2224

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
110,000	Petroleos Mexicanos, 6.70%, 2/16/32	$ 94,785
70,000	Phillips 66, 2.15%, 12/15/30	58,868
35,000	Phillips 66, 3.30%, 3/15/52	27,001
250,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	255,089
100,000	Valero Energy Corp., 4.00%, 6/1/52	83,386
162,000	Valero Energy Corp., 6.625%, 6/15/37	184,735
	Total Oil & Gas	$1,645,838
	Packaging & Containers — 0.0%†
105,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	$ 104,213
	Total Packaging & Containers	$104,213
	Pharmaceuticals — 0.4%
618,000	AbbVie, Inc., 3.20%, 11/21/29	$ 575,672
117,000	AbbVie, Inc., 4.05%, 11/21/39	107,295
55,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	47,300
147,000	Bausch Health Americas, Inc., 9.25%, 4/1/26 (144A)	145,927
75,875	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	77,184
80,197	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	86,146
63,071	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	73,959
258,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	221,240
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	181,500
	Total Pharmaceuticals	$1,516,223
	Pipelines — 0.6%
70,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 61,953
40,000	Energy Transfer LP, 4.15%, 9/15/29	37,960
332,000	Energy Transfer LP, 4.95%, 5/15/28	331,603
210,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	170,100
47,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	38,779
85,000	Hess Midstream Operations LP, 5.50%, 10/15/30 (144A)	83,757
295,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	286,305
280,000	MPLX LP, 4.25%, 12/1/27	278,005
260,000	MPLX LP, 4.95%, 3/14/52	238,174
180,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	156,564
400,000	Phillips 66 Partners LP, 3.75%, 3/1/28	388,924
205,000	Williams Cos., Inc., 5.75%, 6/24/44	213,688
242,000	Williams Cos., Inc., 7.75%, 6/15/31	289,506
	Total Pipelines	$2,575,318
25Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Real Estate — 0.0%†
155,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 140,275
	Total Real Estate	$140,275
	REITs — 0.5%
50,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	$ 49,720
125,000	Corporate Office Properties LP, 2.00%, 1/15/29	104,321
145,000	Corporate Office Properties LP, 2.75%, 4/15/31	123,169
140,000	Corporate Office Properties LP, 2.90%, 12/1/33	114,474
58,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	48,797
489,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	449,161
203,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30	183,195
82,000	Iron Mountain, Inc., 4.50%, 2/15/31 (144A)	70,263
23,000	iStar, Inc., 4.25%, 8/1/25	22,073
265,000	LXP Industrial Trust, 2.375%, 10/1/31	215,325
110,000	LXP Industrial Trust, 2.70%, 9/15/30	94,545
55,000	Starwood Property Trust, Inc., 4.375%, 1/15/27 (144A)	51,309
105,000	Sun Communities Operating LP, 2.30%, 11/1/28	92,078
205,000	UDR, Inc., 1.90%, 3/15/33	161,661
140,000	UDR, Inc., 4.40%, 1/26/29	141,002
	Total REITs	$1,921,093
	Retail — 0.4%
240,000	7-Eleven, Inc., 2.80%, 2/10/51 (144A)	$ 166,514
50,000	AutoNation, Inc., 1.95%, 8/1/28	42,756
50,000	AutoNation, Inc., 2.40%, 8/1/31	40,495
140,000	AutoNation, Inc., 3.85%, 3/1/32	126,451
250,000	AutoNation, Inc., 4.75%, 6/1/30	246,463
20,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	17,542
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	469,112
335,000	Dollar Tree, Inc., 2.65%, 12/1/31	286,211
280,000	Lowe's Cos., Inc., 3.75%, 4/1/32	264,217
	Total Retail	$1,659,761
	Semiconductors — 0.2%
391,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	$ 309,235
125,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	116,153
60,000	Broadcom, Inc., 4.30%, 11/15/32	56,332
269,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	225,989
	Total Semiconductors	$707,709
Pioneer Balanced ESG Fund |  | 4/30/2226

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software — 0.2%
435,000	Autodesk, Inc., 2.40%, 12/15/31	$ 365,333
357,000	Broadridge Financial Solutions, Inc., 2.60%, 5/1/31	305,589
175,000	Infor, Inc., 1.75%, 7/15/25 (144A)	163,088
	Total Software	$834,010
	Telecommunications — 0.4%
448,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	$ 364,000
96,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	86,280
215,000	Motorola Solutions, Inc., 2.30%, 11/15/30	176,131
174,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	176,828
625,000	T-Mobile USA, Inc., 2.55%, 2/15/31	531,471
160,000	T-Mobile USA, Inc., 2.70%, 3/15/32 (144A)	135,926
230,000	Verizon Communications, Inc., 3.55%, 3/22/51	189,782
	Total Telecommunications	$1,660,418
	Transportation — 0.2%
150,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43	$ 159,717
250,000	FedEx Corp., 4.55%, 4/1/46	232,162
370,000	Union Pacific Corp., 3.375%, 2/1/35	337,759
	Total Transportation	$729,638
	Total Corporate Bonds (Cost $48,759,849)	$43,911,851

Shares
	Convertible Preferred Stocks — 0.5% of Net Assets
	Banks — 0.5%
254(e)	Bank of America Corp., 7.25%	$ 309,073
1,231(e)	Wells Fargo & Co., 7.50%	1,491,344
	Total Banks	$1,800,417
	Total Convertible Preferred Stocks (Cost $2,146,626)	$1,800,417

Principal Amount USD ($)
	Municipal Bonds — 0.1% of Net Assets(g)
	California — 0.1%
200,000(h)	University of California, Series AG, 4.062%, 5/15/33	$ 203,228
	Total California	$203,228
27Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	Massachusetts — 0.0%†
100,000	Massachusetts Development Finance Agency, Series B, 4.844%, 9/1/43	$ 109,825
	Total Massachusetts	$109,825
	Missouri — 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 88,141
	Total Missouri	$88,141
	Texas — 0.0%†
100,000(i)	Central Texas Regional Mobility Authority, 1/1/25	$ 93,381
	Total Texas	$93,381
	Total Municipal Bonds (Cost $486,542)	$494,575

	Insurance-Linked Securities — 0.3% of Net Assets#
	Event Linked Bonds — 0.3%
	Health – U.S. — 0.1%
250,000(a)	Vitality Re X, 2.563%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 247,600
	Multiperil – U.S. — 0.0%†
250,000(a)	Easton Re Pte, 4.813%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	$ 247,250
	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Mona Lisa Re, 8.813%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	$ 248,350
	Windstorm – U.S — 0.1%
250,000(a)	Bonanza Re, 5.563%, (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 248,775
	Total Event Linked Bonds	$991,975
Pioneer Balanced ESG Fund |  | 4/30/2228

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
250,000(b)(j)+	Bantry Re 2016, 3/31/23	$ 15,112
100,000(j)+	Sector Re V, 3/1/24 (144A)	75,862
		$90,974
	Total Reinsurance Sidecars	$90,974
	Total Insurance-Linked Securities (Cost $1,115,038)	$1,082,949

Principal Amount USD ($)
	Foreign Government Bonds — 0.2% of Net Assets
	Chile — 0.1%
270,000	Chile Government International Bond, 3.100%, 5/7/41	$ 211,097
	Total Chile	$211,097
	Mexico — 0.1%
200,000	Mexico Government International Bond, 3.500%, 2/12/34	$ 169,256
300,000	Mexico Government International Bond, 4.600%, 2/10/48	253,154
	Total Mexico	$422,410
	Philippines — 0.0%†
200,000	Philippine Government International Bond, 5.000%, 1/13/37	$ 207,004
	Total Philippines	$207,004
	Total Foreign Government Bonds (Cost $1,005,042)	$840,511

	U.S. Government and Agency Obligations — 21.4% of Net Assets
970,923	Fannie Mae, 1.500%, 11/1/41	$ 833,794
590,917	Fannie Mae, 1.500%, 1/1/42	507,404
393,027	Fannie Mae, 1.500%, 1/1/42	337,530
494,522	Fannie Mae, 1.500%, 2/1/42	424,741
198,597	Fannie Mae, 1.500%, 3/1/42	170,545
1,000,000	Fannie Mae, 2.500%, 5/1/37 (TBA)	957,383
19,850	Fannie Mae, 2.500%, 3/1/43	18,361
14,436	Fannie Mae, 2.500%, 4/1/43	13,353
6,955	Fannie Mae, 2.500%, 8/1/43	6,434
29Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
14,089	Fannie Mae, 2.500%, 4/1/45	$ 12,984
23,003	Fannie Mae, 2.500%, 4/1/45	21,197
11,465	Fannie Mae, 2.500%, 8/1/45	10,530
476,991	Fannie Mae, 2.500%, 10/1/51	436,326
293,766	Fannie Mae, 2.500%, 12/1/51	268,874
690,038	Fannie Mae, 2.500%, 1/1/52	631,837
1,500,000	Fannie Mae, 2.500%, 5/1/52 (TBA)	1,369,922
41,296	Fannie Mae, 3.000%, 10/1/30	41,126
1,000,000	Fannie Mae, 3.000%, 5/1/37 (TBA)	980,706
11,780	Fannie Mae, 3.000%, 2/1/43	11,361
112,042	Fannie Mae, 3.000%, 6/1/45	107,603
4,525	Fannie Mae, 3.000%, 5/1/46	4,322
5,092	Fannie Mae, 3.000%, 10/1/46	4,904
2,828	Fannie Mae, 3.000%, 1/1/47	2,724
97,319	Fannie Mae, 3.000%, 3/1/47	93,347
15,611	Fannie Mae, 3.000%, 7/1/49	14,873
74,912	Fannie Mae, 3.000%, 4/1/50	71,452
100,000	Fannie Mae, 3.000%, 8/1/50	95,382
483,900	Fannie Mae, 3.000%, 1/1/52	460,010
199,648	Fannie Mae, 3.000%, 3/1/52	188,995
645,475	Fannie Mae, 3.000%, 3/1/52	616,334
467,177	Fannie Mae, 3.000%, 4/1/52	444,855
700,000	Fannie Mae, 3.000%, 5/1/52 (TBA)	660,762
434,920	Fannie Mae, 3.500%, 7/1/43	430,226
111,385	Fannie Mae, 3.500%, 1/1/47	109,714
5,722	Fannie Mae, 3.500%, 2/1/49	5,475
6,534	Fannie Mae, 3.500%, 4/1/49	6,156
180,253	Fannie Mae, 3.500%, 5/1/49	178,190
275,342	Fannie Mae, 3.500%, 5/1/49	273,677
301,064	Fannie Mae, 3.500%, 6/1/49	298,703
46,987	Fannie Mae, 3.500%, 7/1/51	46,008
24,707	Fannie Mae, 3.500%, 8/1/51	24,031
33,500	Fannie Mae, 3.500%, 9/1/51	32,647
26,954	Fannie Mae, 3.500%, 2/1/52	26,226
45,975	Fannie Mae, 3.500%, 4/1/52	44,717
25,000	Fannie Mae, 3.500%, 4/1/52	24,316
44,000	Fannie Mae, 3.500%, 4/1/52	42,796
37,000	Fannie Mae, 3.500%, 4/1/52	36,023
89,897	Fannie Mae, 3.500%, 4/1/52	87,438
230,000	Fannie Mae, 3.500%, 4/1/52	223,708
5,000,000	Fannie Mae, 3.500%, 5/1/52 (TBA)	4,854,688
Pioneer Balanced ESG Fund |  | 4/30/2230

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
200,000	Fannie Mae, 3.500%, 5/1/52	$ 194,733
88,412	Fannie Mae, 4.000%, 10/1/40	90,482
127,483	Fannie Mae, 4.000%, 3/1/41	128,868
29,232	Fannie Mae, 4.000%, 5/1/42	29,596
187,948	Fannie Mae, 4.000%, 6/1/42	190,285
55,983	Fannie Mae, 4.000%, 9/1/42	56,674
162,697	Fannie Mae, 4.000%, 7/1/43	162,232
35,910	Fannie Mae, 4.000%, 8/1/43	36,355
91,821	Fannie Mae, 4.000%, 8/1/43	92,964
31,200	Fannie Mae, 4.000%, 4/1/47	31,494
12,735	Fannie Mae, 4.000%, 6/1/47	12,847
10,109	Fannie Mae, 4.000%, 6/1/47	10,198
31,626	Fannie Mae, 4.000%, 3/1/48	31,535
18,087	Fannie Mae, 4.000%, 8/1/48	18,092
51,876	Fannie Mae, 4.000%, 11/1/50	51,728
21,010	Fannie Mae, 4.000%, 12/1/50	20,950
11,042	Fannie Mae, 4.000%, 1/1/51	11,011
13,870	Fannie Mae, 4.000%, 2/1/51	13,830
14,222	Fannie Mae, 4.000%, 4/1/51	14,181
36,284	Fannie Mae, 4.000%, 6/1/51	36,180
39,487	Fannie Mae, 4.000%, 7/1/51	39,512
88,962	Fannie Mae, 4.000%, 7/1/51	88,708
125,159	Fannie Mae, 4.000%, 8/1/51	124,801
4,000,000	Fannie Mae, 4.000%, 5/1/52 (TBA)	3,981,484
2,000,000	Fannie Mae, 4.000%, 6/1/52 (TBA)	1,984,258
117,702	Fannie Mae, 4.500%, 6/1/40	122,430
96,003	Fannie Mae, 4.500%, 4/1/41	100,772
172,916	Fannie Mae, 4.500%, 12/1/43	180,215
254,984	Fannie Mae, 4.500%, 5/1/49	262,087
150,500	Fannie Mae, 4.500%, 4/1/50	154,639
7,000,000	Fannie Mae, 4.500%, 6/1/52 (TBA)	7,087,641
67,570	Fannie Mae, 5.000%, 5/1/31	70,637
9,753	Fannie Mae, 5.000%, 6/1/49	10,099
12,622	Fannie Mae, 5.000%, 10/1/49	13,070
761	Fannie Mae, 5.500%, 3/1/23	766
2,327	Fannie Mae, 5.500%, 3/1/34	2,430
5,170	Fannie Mae, 5.500%, 12/1/34	5,450
30,859	Fannie Mae, 5.500%, 10/1/35	32,688
11,192	Fannie Mae, 5.500%, 12/1/35	11,900
14,047	Fannie Mae, 5.500%, 12/1/35	14,936
8,382	Fannie Mae, 5.500%, 5/1/37	8,913
31Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
69,434	Fannie Mae, 5.500%, 5/1/38	$ 73,891
328	Fannie Mae, 6.000%, 9/1/29	352
940	Fannie Mae, 6.000%, 8/1/32	1,029
5,745	Fannie Mae, 6.000%, 12/1/33	6,070
5,101	Fannie Mae, 6.000%, 10/1/37	5,585
3,868	Fannie Mae, 6.000%, 12/1/37	4,272
6,637	Fannie Mae, 6.500%, 4/1/29	6,959
2,924	Fannie Mae, 6.500%, 7/1/29	3,177
8,853	Fannie Mae, 6.500%, 5/1/32	9,535
8,982	Fannie Mae, 6.500%, 9/1/32	9,698
3,316	Fannie Mae, 6.500%, 10/1/32	3,533
9,038	Fannie Mae, 7.000%, 1/1/36	9,759
390,398	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	335,156
98,931	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	84,932
98,947	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	84,945
490,582	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	421,161
197,104	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	169,213
295,351	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	253,557
190,247	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	174,078
42,866	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	41,370
67,263	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	64,929
41,962	Federal Home Loan Mortgage Corp., 3.000%, 5/1/43	40,494
85,494	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	82,168
21,166	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	20,338
167,999	Federal Home Loan Mortgage Corp., 3.000%, 2/1/47	162,039
8,337	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	7,997
99,848	Federal Home Loan Mortgage Corp., 3.000%, 3/1/52	94,521
99,816	Federal Home Loan Mortgage Corp., 3.000%, 3/1/52	94,367
459,877	Federal Home Loan Mortgage Corp., 3.000%, 3/1/52	435,663
90,096	Federal Home Loan Mortgage Corp., 3.500%, 3/1/42	89,240
110,379	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	109,331
102,472	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	101,374
97,942	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	96,892
10,306	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	10,151
99,000	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	96,586
75,000	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	72,948
29,000	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	28,288
127,683	Federal Home Loan Mortgage Corp., 4.000%, 2/1/40	129,386
161,149	Federal Home Loan Mortgage Corp., 4.000%, 11/1/40	163,290
157,237	Federal Home Loan Mortgage Corp., 4.000%, 11/1/40	159,076
99,092	Federal Home Loan Mortgage Corp., 4.000%, 1/1/41	100,409
Pioneer Balanced ESG Fund |  | 4/30/2232

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
51,442	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	$ 51,994
24,030	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	24,263
18,513	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	18,693
17,513	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	17,495
26,713	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	26,670
23,818	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	23,873
59,386	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	59,216
9,780	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	9,770
14,486	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	14,519
18,502	Federal Home Loan Mortgage Corp., 4.500%, 8/1/34	19,325
60,243	Federal Home Loan Mortgage Corp., 4.500%, 5/1/40	62,906
29,432	Federal Home Loan Mortgage Corp., 4.500%, 7/1/40	30,739
59,873	Federal Home Loan Mortgage Corp., 4.500%, 5/1/41	62,539
13,974	Federal Home Loan Mortgage Corp., 5.000%, 11/1/34	14,822
13,022	Federal Home Loan Mortgage Corp., 5.000%, 8/1/37	13,786
3,263	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	3,455
8,165	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	8,682
23,393	Federal Home Loan Mortgage Corp., 5.000%, 10/1/49	24,225
262,179	Federal Home Loan Mortgage Corp., 5.000%, 12/1/49	272,259
8,425	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	8,974
5,354	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	5,923
9,857	Federal Home Loan Mortgage Corp., 6.000%, 10/1/38	10,873
4,516	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	4,924
69,702	Federal Home Loan Mortgage Corp., 7.000%, 10/1/46	69,169
1,000,000	Government National Mortgage Association, 2.500%, 6/20/52 (TBA)	927,578
1,700,000	Government National Mortgage Association, 3.000%, 5/20/52 (TBA)	1,622,770
1,100,000	Government National Mortgage Association, 3.500%, 5/20/52 (TBA)	1,077,484
200,000	Government National Mortgage Association, 4.000%, 5/20/52 (TBA)	200,504
500,000	Government National Mortgage Association, 4.500%, 5/20/52 (TBA)	509,763
79,637	Government National Mortgage Association I, 3.500%, 11/15/41	80,077
9,029	Government National Mortgage Association I, 3.500%, 10/15/42	9,079
129,264	Government National Mortgage Association I, 4.000%, 9/15/41	133,714
33Pioneer Balanced ESG Fund |  | 4/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
22,050	Government National Mortgage Association I, 4.000%, 4/15/45	$ 22,806
41,031	Government National Mortgage Association I, 4.000%, 6/15/45	42,593
23,772	Government National Mortgage Association I, 4.500%, 5/15/39	25,037
5,551	Government National Mortgage Association I, 5.500%, 8/15/33	6,081
9,045	Government National Mortgage Association I, 5.500%, 9/15/33	9,530
7,607	Government National Mortgage Association I, 6.000%, 10/15/33	8,145
8,888	Government National Mortgage Association I, 6.000%, 9/15/34	9,403
26,557	Government National Mortgage Association I, 6.000%, 9/15/38	29,000
3,543	Government National Mortgage Association I, 6.500%, 10/15/28	3,745
10,821	Government National Mortgage Association I, 6.500%, 5/15/31	11,437
5,993	Government National Mortgage Association I, 6.500%, 6/15/32	6,438
10,522	Government National Mortgage Association I, 6.500%, 12/15/32	11,443
12,223	Government National Mortgage Association I, 6.500%, 5/15/33	12,920
135	Government National Mortgage Association I, 7.000%, 8/15/28	143
2,267	Government National Mortgage Association I, 8.000%, 2/15/30	2,276
32,074	Government National Mortgage Association II, 4.500%, 9/20/44	33,444
15,153	Government National Mortgage Association II, 4.500%, 10/20/44	15,936
31,066	Government National Mortgage Association II, 4.500%, 11/20/44	32,738
12,285	Government National Mortgage Association II, 5.500%, 2/20/34	13,097
18,833	Government National Mortgage Association II, 6.500%, 11/20/28	19,955
1,050	Government National Mortgage Association II, 7.500%, 9/20/29	1,130
5,000,000(i)	U.S. Treasury Bills, 5/10/22	4,999,871
Pioneer Balanced ESG Fund |  | 4/30/2234

Schedule of Investments  |  4/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,438,000(i)	U.S. Treasury Bills, 5/12/22	$ 7,437,699
4,562,000(i)	U.S. Treasury Bills, 5/19/22	4,561,537
6,000,000(i)	U.S. Treasury Bills, 5/24/22	5,998,923
8,000,000(i)	U.S. Treasury Bills, 6/7/22	7,996,527
797,000	U.S. Treasury Bonds, 2.000%, 2/15/50	646,099
2,050,000	U.S. Treasury Bonds, 3.000%, 2/15/48	2,022,854
5,406,000	U.S. Treasury Notes, 0.375%, 4/30/25	5,020,400
1,248,500	U.S. Treasury Notes, 0.750%, 5/31/26	1,143,792
4,579,000	U.S. Treasury Notes, 1.125%, 2/15/31	3,956,363
2,500,000	U.S. Treasury Notes, 1.500%, 2/15/30	2,257,813
	Total U.S. Government and Agency Obligations (Cost $90,515,735)	$87,733,378

Shares
	SHORT TERM INVESTMENTS — 1.2% of Net Assets
	Open-End Fund — 1.2%
4,791,213(k)	Dreyfus Government Cash Management, Institutional Shares, 0.24%	$ 4,791,213
		$4,791,213
	TOTAL SHORT TERM INVESTMENTS (Cost $4,791,213)	$4,791,213
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 106.0% (Cost $388,877,680)	$434,273,613
35Pioneer Balanced ESG Fund |  | 4/30/22

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	Affiliated Issuer — 0.2%
	Closed-End Fund — 0.2%
112,601(l)	Pioneer ILS Interval Fund	$18,487	$—	$(31,829)	$ 942,471
	Total Closed-End Fund (Cost $1,142,343)				$942,471

	Total Investments in Affiliated Issuer — 0.2% (Cost $1,142,343)				$942,471
	OTHER ASSETS AND LIABILITIES — (6.2)%				$(25,245,305)
	net assets — 100.0%				$409,970,779

(A.D.R.)	American Depositary Receipts.
(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2022, the value of these securities amounted to $58,492,980, or 14.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2022.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2022.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at April 30, 2022.
(g)	Consists of Revenue Bonds unless otherwise indicated.
Pioneer Balanced ESG Fund |  | 4/30/2236

Schedule of Investments  |  4/30/22
(unaudited) (continued)
(h)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Issued as participation notes.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2022.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc. (the "Adviser"), the Fund's investment adviser.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Bantry Re 2016	2/6/2019	$15,112	$15,112
Bonanza Re	12/15/2020	250,000	248,775
Easton Re Pte	12/15/2020	250,000	247,250
Mona Lisa Re	12/30/2019	250,000	248,350
Sector Re V	4/23/2019	100,000	75,862
Vitality Re X	2/3/2020	249,926	247,600
Total Restricted Securities			$1,082,949
% of Net assets			0.3%
FUTURES CONTRACT
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
37	U.S. 2 Year Note (CBT)	6/30/22	$7,945,424	$7,800,063	$(145,361)
157	U.S. 5 Year Note (CBT)	6/30/22	18,393,845	17,689,485	(704,360)
45	U.S. 10 Year Note (CBT)	6/21/22	5,426,723	5,362,031	(64,692)
37Pioneer Balanced ESG Fund |  | 4/30/22

Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
3	U.S. Long Bond (CBT)	6/21/22	$462,970	$422,063	$(40,907)
51	U.S. Ultra Bond (CBT)	6/21/22	9,230,304	8,182,312	(1,047,992)
			$41,459,266	$39,455,954	$(2,003,312)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
86	U.S. 10 Year Ultra Bond (CBT)	6/21/22	$(11,906,566)	$(11,094,000)	$812,566
TOTAL FUTURES CONTRACTS			$29,552,700	$28,361,954	$(1,190,746)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$771,295	$—	$771,295
Common Stocks	249,343,220	—	—	249,343,220
Asset Backed Securities	—	10,394,821	—	10,394,821
Collateralized Mortgage Obligations	—	21,334,475	—	21,334,475
Commercial Mortgage-Backed Securities	—	11,774,908	—	11,774,908
Corporate Bonds	—	43,911,851	—	43,911,851
Convertible Preferred Stocks	1,800,417	—	—	1,800,417
Municipal Bonds	—	494,575	—	494,575
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – Worldwide	—	—	90,974	90,974
All Other Insurance-Linked Securities	—	991,975	—	991,975
Foreign Government Bonds	—	840,511	—	840,511
Pioneer Balanced ESG Fund |  | 4/30/2238

Schedule of Investments  |  4/30/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$—	$87,733,378	$—	$87,733,378
Open-End Fund	4,791,213	—	—	4,791,213
Affiliated Closed-End Fund	942,471	—	—	942,471
Total Investments in Securities	$256,877,321	$178,247,789	$90,974	$435,216,084
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(1,190,746)	$—	$—	$(1,190,746)
Total Other Financial Instruments	$(1,190,746)	$—	$—	$(1,190,746)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 7/31/21	$82,535
Realized gain (loss)	(19,097)
Changed in unrealized appreciation (depreciation)	34,944
Accrued discounts/premiums	(7,408)
Purchases	—
Sales	—
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 4/30/22	$90,974
*	Transfers are calculated on the beginning of period values. During the nine months ended April 30, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2022:	$13,987
39Pioneer Balanced ESG Fund |  | 4/30/22